Accumulated Other Comprehensive Income (Loss) (Before Tax and Net of Tax Changes in Each Component of Accumulated OCI) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Net unrealized gains (losses) on investment securities, Before tax:
Net unrealized gains (losses) on investment securities	¥ 157,642	¥ (94,429)
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests	(45,354)	(14,494)
Net change	112,288	(108,923)
Net unrealized gains (losses) on investment securities, Tax (expense) or benefit:
Net unrealized gains (losses) on investment securities	(34,202)	29,952
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests	13,370	4,626
Net change	(20,832)	34,578
Net unrealized gains (losses) on investment securities, Net of tax:
Net unrealized gains (losses) on investment securities	123,440	(64,477)
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests	(31,984)	(9,868)
Net change	91,456	(74,345)
Net unrealized gains on investment securities attributable to noncontrolling interests	8,548	17,474
Net unrealized gains (losses) on investment securities attributable to Mitsubishi UFJ Financial Group	82,908	(91,819)
Net debt valuation adjustments, Before tax:
Net debt valuation adjustments	1,067	(4,038)
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests	159	829
Net change	1,226	(3,209)
Net debt valuation adjustments, Tax (expense) or benefit:
Net debt valuation adjustments	(327)	1,236
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests	(49)	(253)
Net change	(376)	983
Net debt valuation adjustments, Net of tax:
Net debt valuation adjustments	740	(2,802)
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests	110	576
Net change	850	(2,226)
Net debt valuation adjustments attributable to noncontrolling interests
Net debt valuation adjustments attributable to Mitsubishi UFJ Financial Group	850	(2,226)
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges, Before tax:
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges	6,748	(10,138)
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests	5,843	735
Net change	12,591	(9,403)
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges, Tax (expense) or benefit:
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges	(1,934)	2,774
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests	(1,527)	(214)
Net change	(3,461)	2,560
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges, Net of tax:
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges	4,814	(7,364)
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests	4,316	521
Net change	9,130	(6,843)
Net unrealized losses on derivatives qualifying for cash flow hedges attributable to noncontrolling interests	(37)
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges attributable to Mitsubishi UFJ Financial Group	9,167	(6,843)
Defined benefit plans, Before tax:
Defined benefit plans	(13,959)	26,282
Reclassification adjustment for gains (losses) included in net income before attribution of noncontrolling interests	2,169	(2,643)
Net change	(11,790)	23,639
Defined benefit plans, Tax (expense) or benefit:
Defined benefit plans	3,917	(8,022)
Reclassification adjustment for gains (losses) included in net income before attribution of noncontrolling interests	(500)	878
Net change	3,417	(7,144)
Defined benefit plans, Net of tax:
Defined benefit plans	(10,042)	18,260
Reclassification adjustment for gains (losses) included in net income before attribution of noncontrolling interests	1,669	(1,765)
Net change	(8,373)	16,495
Defined benefit plans attributable to noncontrolling interests	(623)	36
Defined benefit plans attributable to Mitsubishi UFJ Financial Group	(7,750)	16,459
Foreign currency translation adjustments, Before tax:
Foreign currency translation adjustments	(224,257)	63,376
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests	(2,208)	(2,685)
Net change	(226,465)	60,691
Foreign currency translation adjustments, Tax (expense) or benefit:
Foreign currency translation adjustments	24,752	(35,893)
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests	1,095	851
Net change	25,847	(35,042)
Foreign currency translation adjustments, Net of tax:
Foreign currency translation adjustments	(199,505)	27,483
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests	(1,113)	(1,834)
Net change	(200,618)	25,649
Foreign currency translation adjustments attributable to noncontrolling interests	4,429	(11,467)
Foreign currency translation adjustments attributable to Mitsubishi UFJ Financial Group	(205,047)	37,116
Other comprehensive loss attributable to Mitsubishi UFJ Financial Group	¥ (119,872)	¥ (47,313)